Columbia Large Cap Value Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Value Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 7.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	1,423,400	39,015,394
Entertainment 2.1%
Walt Disney Co. (The)	461,670	52,538,046
Interactive Media & Services 1.2%
Alphabet, Inc., Class A	171,700	29,237,076
Media 0.9%
Comcast Corp., Class A	632,500	22,694,100
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.	124,800	33,657,312
Total Communication Services		177,141,928
Consumer Discretionary 2.9%
Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp.	803,500	35,924,485
Specialty Retail 1.0%
Gap, Inc. (The)	1,053,700	23,824,157
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	153,000	12,152,790
Total Consumer Discretionary		71,901,432
Consumer Staples 10.2%
Beverages 1.7%
Coca-Cola Co. (The)	614,500	43,758,545
Consumer Staples Distribution & Retail 4.0%
Target Corp.	208,380	25,889,131
Walmart, Inc.	742,400	73,208,064
Total		99,097,195
Household Products 2.2%
Procter & Gamble Co. (The)	324,100	56,341,544
Tobacco 2.3%
Philip Morris International, Inc.	371,900	57,748,632
Total Consumer Staples		256,945,916
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.4%
Oil, Gas & Consumable Fuels 6.4%
EOG Resources, Inc.	384,900	48,859,206
Exxon Mobil Corp.	668,100	74,379,573
Valero Energy Corp.	296,200	38,722,226
Total		161,961,005
Total Energy		161,961,005
Financials 23.9%
Banks 8.6%
Citigroup, Inc.	674,900	53,958,255
JPMorgan Chase & Co.	376,500	99,640,725
M&T Bank Corp.	150,500	28,853,860
PNC Financial Services Group, Inc. (The)	171,325	32,880,694
Total		215,333,534
Capital Markets 6.2%
Bank of New York Mellon Corp. (The)	503,100	44,750,745
Goldman Sachs Group, Inc. (The)	65,000	40,448,850
Intercontinental Exchange, Inc.	210,200	36,412,946
Morgan Stanley	264,900	35,260,839
Total		156,873,380
Financial Services 5.7%
Berkshire Hathaway, Inc., Class B(a)	184,500	94,801,635
Global Payments, Inc.	169,100	17,802,848
MasterCard, Inc., Class A	52,200	30,083,382
Total		142,687,865
Insurance 3.4%
Chubb Ltd.	178,400	50,929,632
Marsh & McLennan Companies, Inc.	146,100	34,748,424
Total		85,678,056
Total Financials		600,572,835
Health Care 12.3%
Biotechnology 2.7%
BioMarin Pharmaceutical, Inc.(a)	320,100	22,778,316
Vertex Pharmaceuticals, Inc.(a)	91,400	43,852,806
Total		66,631,122

Columbia Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	958,700	33,084,737
Becton Dickinson & Co.	54,700	12,336,491
Zimmer Biomet Holdings, Inc.	256,900	26,799,808
Total		72,221,036
Health Care Providers & Services 2.1%
Cigna Group (The)	124,800	38,544,480
Tenet Healthcare Corp.(a)	107,396	13,595,260
Total		52,139,740
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	63,400	33,536,064
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	723,400	43,129,108
Johnson & Johnson	83,100	13,713,162
Merck & Co., Inc.	289,200	26,678,700
Total		83,520,970
Total Health Care		308,048,932
Industrials 14.5%
Aerospace & Defense 3.1%
Boeing Co. (The)(a)	238,300	41,614,329
Northrop Grumman Corp.	76,900	35,507,806
Total		77,122,135
Air Freight & Logistics 1.1%
FedEx Corp.	108,800	28,603,520
Building Products 1.5%
Trane Technologies PLC	106,900	37,810,530
Electrical Equipment 1.3%
nVent Electric PLC	524,600	31,654,364
Ground Transportation 1.3%
Norfolk Southern Corp.	130,800	32,144,100
Industrial Conglomerates 1.0%
3M Co.	160,300	24,865,736
Machinery 5.2%
Cummins, Inc.	98,100	36,118,458
Ingersoll Rand, Inc.	396,200	33,589,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	48,800	32,623,288
Stanley Black & Decker, Inc.	334,300	28,926,979
Total		131,258,561
Total Industrials		363,458,946
Information Technology 8.9%
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	777,100	38,971,565
Zebra Technologies Corp., Class A(a)	78,200	24,636,910
Total		63,608,475
IT Services 0.9%
EPAM Systems, Inc.(a)	108,259	22,316,510
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	154,700	30,851,821
Lam Research Corp.	508,200	38,999,268
Qorvo, Inc.(a)	267,968	19,478,594
Total		89,329,683
Software 1.9%
BILL Holdings, Inc.(a)	300,100	16,565,520
Microsoft Corp.	80,600	31,997,394
Total		48,562,914
Total Information Technology		223,817,582
Materials 4.2%
Chemicals 4.2%
Eastman Chemical Co.	250,700	24,530,995
Linde PLC	113,000	52,776,650
Nutrien Ltd.	546,700	28,625,212
Total		105,932,857
Total Materials		105,932,857
Real Estate 3.9%
Health Care REITs 2.6%
Healthpeak Properties, Inc.	1,396,400	28,570,344
Welltower, Inc.	233,500	35,844,585
Total		64,414,929
Specialized REITs 1.3%
Equinix, Inc.	37,800	34,194,636
Total Real Estate		98,609,565
Columbia Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.6%
Electric Utilities 3.2%
Entergy Corp.	472,800	41,280,168
Xcel Energy, Inc.	538,200	38,804,220
Total		80,084,388
Multi-Utilities 1.4%
Ameren Corp.	353,300	35,881,148
Total Utilities		115,965,536
Total Common Stocks (Cost $1,503,346,777)		2,484,356,534

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	26,761,185	26,758,509
Total Money Market Funds (Cost $26,754,918)		26,758,509
Total Investments in Securities (Cost: $1,530,101,695)		2,511,115,043
Other Assets & Liabilities, Net		1,653,643
Net Assets		2,512,768,686
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	20,455,918	286,302,481	(280,000,677)	787	26,758,509	3,247	829,537	26,761,185
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Value Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT138_05_R01_(04/25)